Form N-1A Supplement	Oct. 08, 2026
Calamos Merger Arbitrage Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

CALAMOS INVESTMENT TRUST (the “Trust”)

Calamos Merger Arbitrage Fund (the “Fund”)

Supplement dated October 8, 2026 to the Fund’s Summary Prospectus and Prospectus, each dated February 27, 2026, as supplemented from time to time